UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    September 18, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       2731        33100   X                         33100
Apache Corp              Common    037411105       9283       161497   X                        161497
BP P.L.C.                Common    055622104       5331       105584   X                        105584
Canadian Natural Resour  Common    136385101       5627       164300   X                        164300
ChevronTexaco Corporati  Common    166764100      32334       365353   X                        365353
Conoco Inc               Common    208251504       6124       220300   X                        220300
Cooper Cameron Corp      Common    216640102         48         1000   X                          1000
Core Labs NV             Common    N22717107        605        50300   X                         50300
Devon Energy             Common    25179M103      12079       245100   X                        245100
EOG Resources            Common    26875P101       5292       133300   X                        133300
El Paso Energy Corp      Common    28336L109       6283       304842   X                        304842
Exxon Mobil Corp         Common    30231G102      84295      2060004   X                       2060004
Forest Oil Corp          Common    346091705       5557       195450   X                        195450
GlobalSantaFe Corp       Common    G3930E101       6785       248090   X                        248090
Halliburton Co           Common    406216101       1702       106800   X                        106800
Hydrill Company          Common    448774109        496        18500   X                         18500
Kerr McGee Corp          Common    492386107       7780       145289   X                        145289
Knightsbridge Tankers L  Common    G5299G106          9          600   X                           600
Marathon Oil Corp        Common    565849106       4353       160500   X                        160500
McDermott International  Common    580037109       2645       326500   X                        326500
Mirant Corporation       Common    604675108        664        91000   X                         91000
Murphy Oil               Common    626717102       1716        20800   X                         20800
Noble Energy Inc         Common    655044105       6514       180700   X                        180700
Occidental Pete Corp     Common    674599105       8370       279100   X                        279100
Ocean Energy             Common    67481E106      14330       661260   X                        661260
Phillips Petroleum       Common    718507106       7613       129300   X                        129300
Pioneer Natural Resouce  Common    723787107      13919       534300   X                        534300
Pogo Producing Co        Common    730448107       8677       266000   X                        266000
Royal Dutch Pete         Common    780257804      33624       608350   X                        608350
Schlumberger LTD         Common    806857108       7335       157750   X                        157750
Spinnaker Exploration C  Common    84855W109       3213        89200   X                         89200
Talisman Energy, Inc     Common    87425E103       1973        43700   X                         43700
Transocean Inc           Common    G90078109       6748       216638   X                        216638
Unocal Corp              Common    915289102       3343        90500   X                         90500
W H Energy Services      Common    92925E108       6442       290700   X                        290700
Westport Resources, Inc  Common    961418100       4077       248600   X                        248600
Willbros Group, Inc.     Common    969199108      16088       946353   X                        946353
Williams Companies       Common    969457100       3635       606800   X                        606800

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  347,639